Offerings - Offering: 1	Mar. 06, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common stock, par value $0.01 per share
Amount Registered | shares	132,261,589
Proposed Maximum Offering Price per Unit	10.00
Maximum Aggregate Offering Price	$ 1,322,615,890.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 182,653.25
Offering Note	Estimated solely for the purpose of calculating the registration fee in accordance with Rule 457(a) under the Securities Act of 1933, as amended. Represents the maximum number of shares of common stock, par value $0.01 per share, of Columbia Financial, Inc., a Maryland corporation, that could be issued to holders of common stock of Northfield Bancorp, Inc. in connection with the merger described herein and to holders of common stock of Columbia Financial, Inc., a Delaware corporation, in connection with the conversion exchange described herein.